Financial Assets at Fair Value through Other Comprehensive Income Noncurrent (Tables)	12 Months Ended
Dec. 31, 2023
Non-current financial assets at fair value through other comprehensive income [abstract]
Summary of Financial Assets at Fair Value through Other Comprehensive Income Noncurrent

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Domestic investments
Listed stocks	$273	$243
Non-listed stocks	3,084	3,734
Foreign investments
Non-listed stocks	134	435
	$3,491	$4,412